Financial risk management (Details 4 - Textuals) R$ in Thousands		12 Months Ended
	Jun. 21, 2024 BRL (R$) NUMBER SERIES	Dec. 31, 2024 ITEM
Sensitivity analysis
Interest rate basis		CDI
Percentage of deterioration of the projected rates		0.00%
Number of stressing scenarios | ITEM		2
Probable scenario over a 12-month horizon
Sensitivity analysis
Percentage of deterioration of the projected rates		0.00%
Probable scenario over a 12-month horizon | Base Scenario
Sensitivity analysis
Percentage of deterioration of the projected rates		0.00%
Probable scenario over a 12-month horizon | Scenario I
Sensitivity analysis
Percentage of deterioration of the projected rates		20.00%
Probable scenario over a 12-month horizon | Scenario II
Sensitivity analysis
Percentage of deterioration of the projected rates		40.00%
Non-current Bonds with Related Parties [member]
Sensitivity analysis
Issued simple debentures, not convertible	R$ 495,726
Interest rate basis	100% of the CDI
Borrowings average maturity	59 months
Number of bonds series | SERIES	2
IPCA
Sensitivity analysis
Estimated interest rate (as a percent)		4.83%
IPCA | Probable scenario over a 12-month horizon | Base Scenario
Sensitivity analysis
Adjustment to interest rate basis		4.83%
Interest rate basis		IPCA
CDI
Sensitivity analysis
Estimated interest rate (as a percent)		10.88%
CDI | Scenario I
Sensitivity analysis
Percentage of deterioration of the projected rates		20.00%
CDI | Scenario II
Sensitivity analysis
Percentage of deterioration of the projected rates		40.00%
CDI | Probable scenario over a 12-month horizon | Base Scenario
Sensitivity analysis
Adjustment to interest rate basis		10.88%
Interest rate basis		CDI
Somos Sistemas de Ensino S.A. ("Somos Sistemas")
Sensitivity analysis
Issued simple debentures, not convertible	R$ 500,000
Number of bonds series | NUMBER	2
Somos Sistemas de Ensino S.A. ("Somos Sistemas") | Non-current Bonds with Related Parties [member]
Sensitivity analysis
Borrowings average maturity	59 months